Income Taxes (Reconciliation Of The Effective Tax Rates From 25% Statutory Tax Rates) (Detail)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	3.58%	5.99%	4.96%
Effect of differential tax rate other than tax holiday	0.11%	(0.83%)	(0.56%)
Effect of tax holiday	(23.99%)	(22.63%)	(23.43%)
Changes in valuation allowance	2.81%	(0.03%)	1.18%
Total provision for income taxes	7.51%	7.50%	7.15%